DEFICIT	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
DEFICIT [Text Block]
NOTE 5 -	DEFICIT

A.	Composition of share capital:

	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited

Common shares without par value	Unlimited	16,302,650	Unlimited	5,894,812

Common shares confer upon their holders the right to participate in the general meeting where each Common Share has one voting right in all matters, receive dividends if declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

B.	Changes in issued and outstanding share capital:

Six months period ended June 30, 2026
Unaudited

Balance as of January 1, 2026	5,894,812
Common shares issued upon convertible notes converted (Note 3B)	8,225,907
Common shares issued upon warrants exercised (Note 3B)	2,181,931

Balance as of June 30, 2026	16,302,650